9. INCOME TAXES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred income tax asset:
Net operating loss carry forward	$ 3,679,022	$ 6,957,129
Valuation allowance	(3,679,022)	(6,957,129)
Net deferred income tax asset	$ 0	$ 0